[LETTERHEAD OF USAA LIFE APPEARS HERE]

BY EDGAR
--------

SECURITIES AND EXCHANGE COMMISSION                              May 1, 2001
450 FIFTH STREET, N.W.
WASHINGTON, D.C. 20549


Reference:   USAA LIFE INSURANCE COMPANY ("USAA LIFE")
             Separate Account of USAA Life Insurance Company ("Registrant")
             Form N-4 Registration Statement ("Registration Statement")
             File No. 33-82268 and No. 811-8670
             CIK NO. 0000927820


Dear Commissioners:

On April 30, 2001, Registrant electronically filed its most recent amendments to the above-referenced registration statement under the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940 (collectively, the "Amendment").

Pursuant to Rule 497(j) under the 1933 Act, USAA Life, on behalf of Registrant, certifies that the form of prospectus and statement of additional information that Registrant would have filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Amendment.

Sincerely,

/s/ Cynthia A. Toles

Cynthia A. Toles
Vice President
Life & Health Insurance General Counsel
United Services Automobile Association

(210) 498-1099  Fax: (210) 691-8268
E-mail: cynthia.toles@usaa.com






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